FAIR VALUE MEASUREMENT - Warrants Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($) $ / shares Y	Dec. 31, 2024 USD ($) $ / shares Y
FAIR VALUE MEASUREMENT
Warrants liability	$ 0
Warrants liability (Note 4)	$ 0	$ 447
Level 3 | July 2023 warrants | Time to expiration
FAIR VALUE MEASUREMENT
Warrants liabilities, inputs | Y	4.49	4.56
Level 3 | July 2023 warrants | Common stock price
FAIR VALUE MEASUREMENT
Warrants liabilities, inputs | $ / shares	2.25	4.05
Level 3 | July 2023 warrants | Risk-free interest rate
FAIR VALUE MEASUREMENT
Warrants liabilities, inputs	0.0435	0.0388
Level 3 | July 2023 warrants | Volatility
FAIR VALUE MEASUREMENT
Warrants liabilities, inputs	1.23	1.16